Deposits (Details) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Time Deposits [Line Items]
Time certificates of deposit and other time deposits issued by domestic and foreign offices	$ 124,880,000,000	$ 117,400,000,000
Amount of domestic time deposits with a denomination of $100,000 or more	14,730,000,000	16,600,000,000
Amount of domestic time deposits with a denomination of $250,000 or more	6,900,000,000	7,200,000,000
Amount of foreign deposits with a denomination of $100,000 or more	16,400,000,000	15,300,000,000
Amount of foreign deposits with a denomination of $250,000 or more	16,400,000,000	15,200,000,000
Time Deposits, Fiscal Year Maturity [Abstract]
2015	103,409,000,000
2016	10,205,000,000
2017	3,070,000,000
2018	3,207,000,000
2019	1,204,000,000
Thereafter	3,785,000,000
Total	124,880,000,000	117,400,000,000
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
Total	14,730,000,000	16,600,000,000
Deposits (Textuals) [Abstract]
Demand deposit overdrafts as loan balances	581,000,000	554,000,000
Domestic [Member]
Contractual Maturities, Time Deposits, $100,000 or More [Abstract]
Three months or less	3,700,000,000
After three months through six months	2,352,000,000
After six months through twelve months	2,340,000,000
After twelve months	$ 6,338,000,000